Document and Entity Information	Feb. 02, 2018
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Feb. 02, 2018
Document Effective Date	Feb. 02, 2018
Prospectus Date	Feb. 28, 2017
HSBC Total Return Fund | Class A
Risk/Return:
Trading Symbol	HTRAX
HSBC Total Return Fund | Class I
Risk/Return:
Trading Symbol	HTRIX